Segment and Geographic Information	12 Months Ended
Dec. 31, 2016
Segment Information
Segment Information

Note 17. Segment and Geographic Information

Operating segments are components of an enterprise for which separate financial information is available that is evaluated regularly by our Chief Operating Decision Maker in deciding how to allocate resources and in assessing financial performance. We conduct our business through two reportable business segments: Healthcare and Global Retail and Other.

Through our Healthcare segment, we offer prospective and retrospective claims accuracy solutions to healthcare payers in the United States. We also provide analytics-based solutions unrelated to our healthcare payment accuracy solutions, on a limited basis in the United States. Through our Global Retail and Other segment, we provide retrospective claims accuracy solutions to retailers primarily in the United States, Canada and the United Kingdom, as well as solutions that improve efficiency and effectiveness of payment networks for a limited number of clients.

We evaluate the performance of each segment based on segment net revenue and segment operating income. Operating income is calculated as net revenue less operating expenses and is not affected by other expense (income) or by income taxes. Indirect costs are generally allocated to the segments based on the segments’ proportionate share of revenue and expenses directly related to the operation of the segment. We do not allocate interest expense, other non‑operating (income) expense or the provision for income taxes, since these items are not considered in evaluating the segment’s overall operating performance. Our Chief Operating Decision Maker does not receive or utilize asset information to evaluate performance of operating segments. Accordingly, asset‑related information has not been presented.

Our operating segment results for the periods presented were as follows:

	Year Ended
	December 31,
	2016	2015	2014

Net Revenue
Healthcare	$552,041	$467,044	$359,842
Global Retail and Other	73,121	74,299	81,530
Consolidated net revenue	$625,162	$541,343	$441,372
Operating Income
Healthcare	$123,917	$84,240	$23,713
Global Retail and Other	10,036	12,284	6,484
Consolidated operating income	$133,953	$96,524	$30,197

Operating segment net revenue by product type for the periods presented was as follows:

	Year Ended December 31,
	2016	%	2015	%	2014	%

Healthcare
Retrospective claims accuracy	$310,496	49.7	$251,288	46.4	$240,544	54.5
Prospective claims accuracy	229,491	36.7	201,899	37.3	108,828	24.7
Transaction services	12,054	1.9	13,857	2.6	10,470	2.4
Total Healthcare	552,041	88.3	467,044	86.3	359,842	81.6
Global Retail and Other
Retrospective claims accuracy	70,656	11.3	72,060	13.3	80,075	18.1
Other	2,465	0.4	2,239	0.4	1,455	0.3
Total Global Retail and Other	73,121	11.7	74,299	13.7	81,530	18.4
Consolidated net revenue	$625,162	100.0	$541,343	100.0	$441,372	100.0

Geographic Information

Geographic net revenue and long-lived assets are attributed to the geographic regions based on the geographic location of each of our subsidiaries/locations. Our operations are primarily within the continental United States. We also operate in Canada and the United Kingdom.

Net revenue generated in the United States accounted for approximately 98%,  98%, and 95% of total net revenue for the years ended December 31, 2016, 2015 and 2014, respectively. Remaining net revenue was generated in the rest of the world.

Long-lived assets are primarily based in the United States with over 99% of total consolidated long-lived assets. Less than 1% of total consolidated long-lived assets are foreign.